Share-based Compensation - Summary of Stock Options Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Outstanding, of period (in shares)	10,928	11,427	10,919
Granted (in shares)	4,283	303	1,447
Exercised (in shares)	0	(245)	(460)
Forfeited or expired (in shares)	(5,308)	(557)	(479)
Outstanding, end of period (in shares)	9,903	10,928	11,427
Exercisable (in shares)	8,606	9,004	8,293
Vested and expected to vest (in shares)	9,847	10,790	11,110
Weighted Average Exercise Price
Outstanding, beginning of period (in dollars per share)	$ 21.81	$ 26.12	$ 25.84
Granted (in dollars per share)	19.01	23.29	26.72
Exercised (in dollars per share)	0.00	19.57	18.76
Forfeited or expired (in dollars per share)	18.34	23.78	28.52
Outstanding, end of period (in dollars per share)	19.30	21.81	26.12
Exercisable (in dollars per share)	19.38	21.48	24.32
Vested and expected to vest (in dollars per share)	$ 19.31	$ 21.79	$ 26.08
Aggregate Intrinsic Value
Outstanding, beginning of period	$ 4,350	$ 20,339	$ 48,851
Exercised	0	899	3,365
Outstanding, end of period	0	4,350	20,339
Exercisable intrinsic value	0	4,350	20,328
Vested and expected to vest, intrinsic value	$ 0	$ 4,350	$ 20,339